Debt (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018
Total current portion of long-term debt	$ 21,309,147	$ 22,834,543
Non-current portion of long-term debt	197,442,751	205,519,705
Loans Payable [Member]
Total debt	222,262,159	232,262,720
Deferred Finance Fees	(3,510,261)	(3,908,472)
Net Total Debt	218,751,898	228,354,248
Current portion of long-term debt	22,617,892	24,217,892
Current portion of deferred finance fees	(1,308,745)	(1,383,349)
Total current portion of long-term debt	21,309,147	22,834,543
Non-current portion of long-term debt	197,442,751	205,519,705
NIBC Bank Facility [Member] | Loans Payable [Member]
Total debt	7,110,000	7,465,000
CACIB Bank Facility [Member] | Loans Payable [Member]
Total debt	30,600,000	31,300,000
ABN/DVB/NIBC Joint Bank Facility [Member] | Loans Payable [Member]
Total debt	85,008,027	92,131,594
Nordea/SEB Joint Bank Facility [Member] | Loans Payable [Member]
Total debt	84,546,805	86,371,847
ABN AMRO Revolving Facility [Member] | Loans Payable [Member]
Total debt	$ 14,997,327	$ 14,994,279